Related Party Notes Payable (Details) $ / shares in Units, $ in Thousands											1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 08, 2023 USD ($)	Mar. 06, 2023 USD ($)	Mar. 06, 2023 USD ($)	Feb. 09, 2023 USD ($)	Feb. 06, 2023 USD ($)	Feb. 01, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 16, 2022 USD ($)	Aug. 09, 2022 USD ($)	May 13, 2021 shares	Jan. 31, 2023 USD ($)	Dec. 27, 2022 USD ($)	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2023 USD ($)	Nov. 08, 2022 $ / shares	Jul. 30, 2022 USD ($)
Related Party Notes Payable (Details) [Line Items]
Notes payable, related parties															$ 91,400	$ 700
Payments with related party								$ 200	$ 200
Accrued expenses and other current liabilities													$ 11,298		$ 13,251	11,780
Number of leases															2
Total lease cost													1,780	$ 1,693	$ 7,470
Total deposits													55,405		26,804
Number of note payable												2
Contractual interest rates												12.00%
Amount settled												$ 17,400			800
Net carrying amounts												3,400
Related party accrued interest															13,600
Long-term debt, gross															41,719	$ 164,689
Cash Payment													6	87,065
Net carrying amount															96,900
Loss on related party notes payable															26,200
Share Price (in Dollars per share) | $ / shares																$ 10
Related party promissory notes assumed																$ 500
Related party convertible notes assumed																300
Related party promissory notes assumed, fair value															$ 600
Warrants issued (in Shares) | shares															80,000
Total lease cost															$ 100
Expenses amount															$ 100
Subscription price per share (in Dollars per share) | $ / shares															$ 10
Level 3 [Member]
Related Party Notes Payable (Details) [Line Items]
Notes payable, related parties													$ 9,100		$ 8,700	13,300
Private Warrants [Member]
Related Party Notes Payable (Details) [Line Items]
Warrants issued (in Shares) | shares															80,000
Class A Common Stock [Member]
Related Party Notes Payable (Details) [Line Items]
Shares issued from conversion (in Shares) | shares															6,921,814
Share Price (in Dollars per share) | $ / shares													$ 15
Subscription price per share (in Dollars per share) | $ / shares																		$ 0.21
Subsequent Event [Member]
Related Party Notes Payable (Details) [Line Items]
Amount payable							$ 400				$ 400
Payments with related party						$ 200	200
Company amount not less than value							5,000				5,000
Legal expense reimbursement amount																	$ 6,500
Consulting fee		$ 200
Subsequent Event [Member] | Maximum [Member]
Related Party Notes Payable (Details) [Line Items]
Due to related parties							700				700
Subsequent Event [Member] | Minimum [Member]
Related Party Notes Payable (Details) [Line Items]
Due to related parties							300				300
Business Combination [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Cash Payment															$ 41,900
F F Top Expense Reimbursements [Member]
Related Party Notes Payable (Details) [Line Items]
Amount payable																			$ 200
Due to related parties																			$ 300
FF Top Executive Reimbursements [Member] | Affiliated Entity [Member]
Related Party Notes Payable (Details) [Line Items]
Legal fees and expenses											300
Amount payable							400				400
Payments with related party					$ 200	$ 200							$ 600
Company amount not less than value							5,000				5,000
Legal expense reimbursement amount																	$ 6,500
FF Top Executive Reimbursements [Member] | Affiliated Entity [Member] | Debt Instrument, Redemption, Period One [Member]
Related Party Notes Payable (Details) [Line Items]
Payments with related party											200
FF Top Executive Reimbursements [Member] | Affiliated Entity [Member] | Debt Instrument, Redemption, Period Two [Member]
Related Party Notes Payable (Details) [Line Items]
Payments with related party							200
FF Top Executive Reimbursements [Member] | Affiliated Entity [Member] | Maximum [Member]
Related Party Notes Payable (Details) [Line Items]
Legal fees and expenses											$ 700
FF Top Executive Reimbursements [Member] | Affiliated Entity [Member] | Subsequent Event [Member]
Related Party Notes Payable (Details) [Line Items]
Payments with related party	$ 100
Consulting Service Agreement With FF Global Partners [Member] | Affiliated Entity [Member]
Related Party Notes Payable (Details) [Line Items]
Company amount not less than value													$ 100
Consulting fee			$ 200
Prior written notice period													1 month
Leshi Information Technology Co., Ltd. (“LeTV”) [Member] | Affiliated Entity [Member]
Related Party Notes Payable (Details) [Line Items]
Accrued expenses and other current liabilities													$ 7,100		7,000
Rancho Palos Verdes Real Property Leases [Member] | Affiliated Entity [Member]
Related Party Notes Payable (Details) [Line Items]
Number of leases													2
Warm Time Inc. [Member] | Affiliated Entity [Member]
Related Party Notes Payable (Details) [Line Items]
Total lease cost													$ 100
Rent and business development services													100	100
Accrued interest														$ 200	200
Ocean View Drive Inc. [Member] | Affiliated Entity [Member]
Related Party Notes Payable (Details) [Line Items]
Total deposits													$ 900		900
Payments for seizure of funds related to ongoing litigation				$ 200
Notes Payable, Related Party [Member]
Related Party Notes Payable (Details) [Line Items]
Related party accrued interest												$ 14,000
Notes Payable, Related Party [Member] | Affiliated Entity [Member]
Related Party Notes Payable (Details) [Line Items]
Shares issued from conversion (in Shares) | shares										10,888,580
Notes Payable, Related Party [Member] | Affiliated Entity [Member] | Class A Common Stock [Member]
Related Party Notes Payable (Details) [Line Items]
Shares issued from conversion (in Shares) | shares										11,566,196
Chongqing Leshi Small Loan Co., Ltd. [Member]
Related Party Notes Payable (Details) [Line Items]
Long-term debt, gross																9,400
Rancho Palos Verdes Properties [Member]
Related Party Notes Payable (Details) [Line Items]
Payments with related party															$ 100	$ 1,700
Number of leases															2
F F Top Expense Reimbursements [Member] | Subsequent Event [Member]
Related Party Notes Payable (Details) [Line Items]
Payments with related party							$ 200
Common Units of FF Global Partners LLC [Member]
Related Party Notes Payable (Details) [Line Items]
Common units (in Shares) | shares																24,000,000
Subscription price per share (in Dollars per share) | $ / shares															$ 0.5
Annual installment term															10 years